Dividends	12 Months Ended
Dec. 31, 2023
Dividends
Dividends

26. Dividends

	Year ended December 31,
	2023	2022
	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	59	61
Interim dividend: $0.10 per share	60	59
Interim dividend: $0.10 per share	60	60
Cash dividends on preferred shares declared and paid:
Interim dividend	6	–
Interim dividend	6	–
Interim dividend	6	6
Interim dividend	6	5
	263	251

2023

On February 21, 2023, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on March 28, 2023 to shareholders of record on March 14, 2023. On February 21, 2023, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on March 28, 2023.

On April 25, 2023, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $59 million was paid on June 28, 2023 to shareholders of record on June 14, 2023. On April 25, 2023, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on June 28, 2023.

On July 25, 2023, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on September 28, 2023 to shareholders of record on September 14, 2023. On July 25, 2023, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on September 28, 2023 to shareholders of record on September 14, 2023.

On October 24, 2023, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on December 20, 2023 to shareholders of record on December 6, 2023. On October 24, 2023, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on December 20, 2023 to shareholders of record on December 6, 2023.

2022

On April 26, 2022, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on June 28, 2022 to shareholders of record on June 14, 2022.

On May 27, 2022, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $61 million was paid on June 28, 2022 to shareholders of record on June 14, 2022.

On September 29, 2022, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $59 million was paid on October 27, 2022 to shareholders of record on October 13, 2022. On September 29, 2022, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on October 27, 2022.

On October 25, 2022, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on November 28, 2022 to shareholders of record on November 14, 2022. On October 25, 2022, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($5 million) was paid on November 28, 2022.